Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	1,773,356	$109,416,065

Total Investment Companies — 99.8%
(Cost: $116,606,783)		109,416,065

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	480,000	480,000

Total Short-Term Investments — 0.4%
(Cost: $480,000)		480,000

Total Investments in Securities — 100.2%
(Cost: $117,086,783)		109,896,065

Other Assets, Less Liabilities — (0.2)%		(211,399)

Net Assets — 100.0%		$109,684,666

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$420,000	(a)	$—	$—	$—	$480,000	480,000	$49	$—
iShares MSCI EAFE Small-Cap ETF	98,122,469	40,231,043		(7,005,812)	549,362	(22,480,997)	109,416,065	1,773,356	2,281,733	—
					$549,362	$(22,480,997)	$109,896,065		$2,281,782	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	12,921,000	USD	1,832,492	SSB	05/04/22	$24
EUR	21,451,000	USD	22,630,483	BNP	05/04/22	128
GBP	14,495,000	USD	18,198,472	SSB	05/04/22	28,271
ILS	10,623,000	USD	3,179,254	SSB	05/04/22	2,408
USD	11,960,722	AUD	15,920,000	MS	05/04/22	712,283
USD	271,243	CHF	250,000	JPM	05/04/22	14,229
USD	5,494,266	CHF	5,051,000	SSB	05/04/22	301,549
USD	23,628	DKK	161,000	BBP	05/04/22	794
USD	90,873	DKK	607,000	JPM	05/04/22	4,785
USD	1,837,916	DKK	12,277,000	SSB	05/04/22	96,735
USD	22,956,493	EUR	20,614,000	BNP	05/04/22	1,208,909
USD	1,304,804	EUR	1,177,000	JPM	05/04/22	63,080

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,591,800	GBP	14,123,000	BNY	05/04/22	$832,828
USD	926,469	GBP	705,000	JPM	05/04/22	39,966
USD	2,181,234	HKD	17,078,000	JPM	05/04/22	4,861
USD	3,157,515	ILS	10,072,000	BNP	05/04/22	140,882
USD	41,650	ILS	134,000	BOA	05/04/22	1,516
USD	183,393	ILS	585,000	JPM	05/04/22	8,182
USD	2,777,978	NOK	24,299,000	BNY	05/04/22	187,291
USD	218,297	NOK	1,910,000	JPM	05/04/22	14,658
USD	6,137	NOK	54,000	SSB	05/04/22	379
USD	1,178,341	NZD	1,695,000	JPM	05/04/22	84,045
USD	6,870,182	SEK	63,993,000	BNY	05/04/22	353,079
USD	749,181	SEK	6,988,000	JPM	05/04/22	37,517
USD	2,084,181	SGD	2,821,000	BNP	05/04/22	44,339
USD	28,685	SGD	39,000	BOA	05/04/22	485
USD	166,228	SGD	225,000	JPM	05/04/22	3,532
USD	31,000,648	JPY	3,761,343,000	JPM	05/06/22	2,017,076
USD	11,761,865	AUD	16,543,000	MS	06/03/22	66,907
USD	83,542	CHF	81,000	CITI	06/03/22	152
USD	5,387,665	CHF	5,222,000	SSB	06/03/22	11,576
USD	31,289	DKK	220,000	DB	06/03/22	49
USD	68,870	DKK	485,000	JPM	06/03/22	—
USD	374,525	EUR	354,000	SOC	06/03/22	585
USD	962,997	JPY	124,580,000	BBP	06/03/22	2,174
USD	559,084	JPY	72,371,000	JPM	06/03/22	922
USD	28,554,597	JPY	3,696,267,000	SSB	06/03/22	47,131
USD	30,808	NOK	288,000	BBP	06/03/22	101
USD	63,330	NOK	590,000	JPM	06/03/22	423
USD	2,818,972	NOK	26,263,000	SSB	06/03/22	18,787
USD	25,871	NZD	40,000	BOA	06/03/22	46
USD	63,606	NZD	98,000	JPM	06/03/22	334
USD	1,100,147	NZD	1,695,000	SSB	06/03/22	5,804
USD	105,667	SEK	1,033,000	CITI	06/03/22	389
USD	7,147,993	SEK	69,952,000	SSB	06/03/22	18,833
USD	112,229	SGD	155,000	JPM	06/03/22	157
USD	2,218,671	SGD	3,064,000	SSB	06/03/22	3,266
USD	355,135	GBP	282,000	BBP	06/06/22	541
USD	2,131,123	HKD	16,710,000	SSB	06/06/22	162
						6,382,170
AUD	15,920,000	USD	11,316,461	MS	05/04/22	(68,021)
CHF	79,000	USD	85,704	JPM	05/04/22	(4,487)
CHF	5,222,000	USD	5,380,083	SSB	05/04/22	(11,568)
DKK	124,000	USD	18,464	BOA	05/04/22	(878)
EUR	340,000	USD	376,601	BOA	05/04/22	(17,904)
GBP	333,000	USD	437,211	JPM	05/04/22	(18,480)
HKD	705,000	USD	90,046	JPM	05/04/22	(203)
HKD	16,373,000	USD	2,086,756	SSB	05/04/22	(226)
ILS	168,000	USD	52,688	UBS	05/04/22	(2,371)
NOK	26,263,000	USD	2,818,951	SSB	05/04/22	(18,868)
NZD	1,695,000	USD	1,100,141	SSB	05/04/22	(5,846)
SEK	1,029,000	USD	109,692	DB	05/04/22	(4,898)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	69,952,000	USD	7,142,933	SSB	05/04/22	$(18,960)
SGD	3,085,000	USD	2,234,371	SSB	05/04/22	(3,633)
JPY	65,076,000	USD	535,504	BOA	05/06/22	(34,051)
JPY	3,696,267,000	USD	28,529,384	SSB	05/06/22	(47,265)
CHF	47,000	USD	48,492	JPM	06/03/22	(105)
SEK	1,486,000	USD	151,854	JPM	06/03/22	(408)
USD	1,834,770	DKK	12,921,000	SSB	06/03/22	(9)
USD	22,659,163	EUR	21,451,000	BNP	06/03/22	(113)
USD	672,871	EUR	637,000	JPM	06/03/22	(10)
USD	60,899	ILS	203,000	BBP	06/03/22	(2)
USD	182,850	ILS	610,000	JPM	06/03/22	(151)
USD	3,184,305	ILS	10,623,000	SSB	06/03/22	(2,623)
HKD	528,000	USD	67,344	JPM	06/06/22	(10)
USD	362,827	GBP	289,000	JPM	06/06/22	(568)
USD	18,198,081	GBP	14,495,000	SSB	06/06/22	(28,285)
						(289,943)
	Net unrealized appreciation					$6,092,227

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$109,416,065	$—	$—	$109,416,065
Money Market Funds	480,000	—	—	480,000
	$109,896,065	$—	$—	$109,896,065
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,382,170	$—	$6,382,170
Liabilities
Forward Foreign Currency Exchange Contracts	—	(289,943)	—	(289,943)
	$—	$6,092,227	$—	$6,092,227

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

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